Consolidated Statements of Stockholders' Equity (Deficit) (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Convertible Preferred Stock [Member]
Balances at Jan. 13, 2008	$ 0	$ 0	$ 0	$ 0	$ 0
Balances (in shares) at Jan. 13, 2008		0			0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services	4,020	4,020	0	0	0
Issuance of common stock in December 2006 at $0.001 per share in exchange for cash or services (in shares)		4,020,000			0
Sale of warrant to investor	35	0	35	0	0
Dividend to founder for assumption of debts	(365,870)	0	0	(365,870)	0
Net loss	(406,706)	0	0	(406,706)	0
Balances at Dec. 31, 2008	(768,521)	4,020	35	(772,576)	0
Balances (in shares) at Dec. 31, 2008		4,020,000			0
Net loss	(306,190)	0	0	(306,190)	0
Balances at Dec. 31, 2009	(1,074,711)	4,020	35	(1,078,766)	0
Balances (in shares) at Dec. 31, 2009		4,020,000			0
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000	450,000	0	0	0	450,000
Issuance of Series 1 convertible preferred stock in May 2010 for cash at $0.40 per share - net of issuance costs of $50,000 (in shares)		0			1,250,000
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes	195,342	0	0	0	195,342
Issuance of Series 1 convertible preferred stock in October 2010 in exchange for convertible promissory notes (in shares)		0			488,354
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share	40,000	0	0	0	40,000
Issuance of Series 1 convertible preferred stock in November 2010 for cash at $0.40 per share (in shares)		0			100,000
Preferred stock warrants reclassified from liabilities expense	37,110	0	37,110	0	0
Stock-based compensation expense	25,175	0	25,175	0	0
Net loss	(1,207,561)	0	0	(1,207,561)	0
Balances at Dec. 31, 2010	(1,534,645)	4,020	62,320	(2,286,327)	685,342
Balances (in shares) at Dec. 31, 2010		4,020,000			18,383,547
Preferred shares converted to common	0	1,838	683,504	0	(685,342)
Preferred shares converted to common (in shares)		1,838,354			(1,838,354)
Option exercises	181,892	1,469	181,893	0	0
Option exercises (in shares)		1,469,338			0
Merger record ATI shares retired	(7,327)	(7,327)	0	0	0
Merger record ATI shares retired (in shares)		(7,327,692)			0
Effect of reverse recapitalization merger	12,013	45,500	(33,487)	0	0
Effect of reverse recapitalization merger (in shares)		45,500,000			0
Merger issuance of stock and record shell common	21,500	21,500	0	0	0
Merger issuance of stock and record shell common (in shares)		21,500,000			0
Option exercise post merger	17,456	738	16,718	0	0
Option exercise post merger (in shares)		737,357			0
Issuance of common stock	1,767,734	13,199	1,754,535	0	0
Issuance of common stock (in shares)		13,199,235			0
Merger expenses	(26,186)	0	(26,186)	0	0
Stock-based compensation expense	656,252	0	656,252	0	0
Net loss	(4,440,103)	0	0	(4,440,103)	0
Balances at Dec. 31, 2011	(3,349,944)	80,937	3,295,549	(6,726,430)	0
Balances (in shares) at Dec. 31, 2011		80,936,592			0
Issuance of Preferred Stock for services	250,000	0	249,750	0	250
Issuance of Preferred Stock for services (in shares)		0			250,000
Issuance of common stock	4,324,142	261,580	4,062,562	0	0
Issuance of common stock (in shares)		261,580,339			0
Stock-based compensation expense	383,604	0	383,604	0	0
Net loss	(5,135,618)	0	0	(5,135,618)	0
Balances at Dec. 31, 2012	$ (3,527,816)	$ 342,517	$ 7,991,465	$ (11,862,048)	$ 250
Balances (in shares) at Dec. 31, 2012		342,516,931			250,000